10-Q Summary of Significant Accounting Policies - Schedule of Weighted Average Shares Outstanding (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average number of common shares outstanding - basic (in shares)	292,800,860	202,011,699	257,334,845	200,700,960	207,458,865	93,014,690
Stock options (in shares)	106,085,533		109,746,272
Common stock warrants (in shares)	37,281,342		61,120,073
Weighted average number of common shares outstanding - diluted (in shares)	3,156,751,903	202,011,699	3,148,785,358	200,700,960	207,458,865	93,014,690
Series B Preferred Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Convertible preferred stock (in shares)	144,541,189		144,541,189
Pre-2023 Convertible Preferred Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Convertible preferred stock (in shares)	2,576,042,979		2,576,042,979